SUBSEQUENT EVENTS (Detail Textuals) (USD $)	1 Months Ended		12 Months Ended			0 Months Ended
	Apr. 30, 2012 Stock Options	Jan. 31, 2012 Stock Options	Dec. 31, 2012 Stock Options		Dec. 31, 2011 Stock Options	Jan. 02, 2012 Stock Options Independent Director	Jan. 15, 2013 Subsequent Event Stock Options Independent Director Plan 401 K	Jan. 15, 2013 Subsequent Event Restricted Stock Independent Director Plan 401 K
Subsequent Event [Line Items]
Number of shares granted	21,000	1,994,000	2,017,000	[1]	6,000	150,000	2,000
Exercise price		$ 1.70	$ 1.70		$ 0.85		$ 1.38
Number of shares committed to issue to eligible employees								55,253
Value of the shares committed to issue to eligible employees								$ 76,250
Closing bid price of common stock								$ 1.38

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.